Fair Value Measurements - Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning	$ (224)	$ 1,468	$ 5,866
Gains (Losses) in Earnings	463	(304)	(221)
Gains (Losses) in OCI	0	0	0
Purchases	823	824	893
Sales	(1,738)	(1,467)	(1,012)
Issuances	0	0	0
Settlements	(432)	(1,362)	(3,328)
Gross Transfers into Level 3	28	(10)	(269)
Gross Transfers out of Level 3	160	627	(461)
Balance, ending	(920)	(224)	1,468
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers between asset classes			900
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross Derivative Assets	984,800	920,300
Gross Derivative Liabilities	981,800	906,400
Level 3 | Recurring
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, ending	(920)	(224)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross Derivative Assets	6,851	7,277	8,100
Gross Derivative Liabilities	7,771	7,501	6,600
Corporate securities, trading loans and other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(35)	(64)	(114)
Gains (Losses) in Earnings	1	10	4
Gains (Losses) in OCI	0	0	0
Purchases	10	43	116
Sales	(13)	(54)	(136)
Issuances	0	(5)	0
Settlements	0	0	80
Gross Transfers into Level 3	(9)	(9)	(68)
Gross Transfers out of Level 3	10	44	54
Balance, ending	(36)	(35)	(64)
Short-term borrowings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning			0
Gains (Losses) in Earnings			0
Gains (Losses) in OCI			0
Purchases			0
Sales			0
Issuances			(232)
Settlements			232
Gross Transfers into Level 3			0
Gross Transfers out of Level 3			0
Balance, ending			0
Accrued expenses and other liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(10)	(15)	(14)
Gains (Losses) in Earnings	2	30	(4)
Gains (Losses) in OCI	0	0	0
Purchases	0	0	8
Sales	0	0	0
Issuances	(3)	(751)	(9)
Settlements	0	724	0
Gross Transfers into Level 3	0	(1)	0
Gross Transfers out of Level 3	1	3	4
Balance, ending	(10)	(10)	(15)
Long-term debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(1,990)	(2,301)	(2,943)
Gains (Losses) in Earnings	49	13	(307)
Gains (Losses) in OCI	0	0	0
Purchases	169	358	290
Sales	0	(4)	(33)
Issuances	(615)	(172)	(259)
Settlements	540	258	1,239
Gross Transfers into Level 3	(1,581)	(1,331)	(2,040)
Gross Transfers out of Level 3	1,066	1,189	1,752
Balance, ending	(2,362)	(1,990)	(2,301)
U.S. government and agency securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0
Gains (Losses) in Earnings	0
Gains (Losses) in OCI	0
Purchases	87
Sales	(87)
Issuances	0
Settlements	0
Gross Transfers into Level 3	0
Gross Transfers out of Level 3	0
Balance, ending	0
Corporate securities, trading loans and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	3,559	3,726	6,880
Gains (Losses) in Earnings	180	242	195
Gains (Losses) in OCI	0	0	0
Purchases	1,675	3,848	2,798
Sales	(857)	(3,110)	(4,556)
Issuances	0	59	0
Settlements	(938)	(651)	(1,077)
Gross Transfers into Level 3	1,275	890	436
Gross Transfers out of Level 3	(1,624)	(1,445)	(950)
Balance, ending	3,270	3,559	3,726
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	386	545	544
Gains (Losses) in Earnings	0	74	31
Gains (Losses) in OCI	0	0	0
Purchases	104	96	201
Sales	(86)	(175)	(271)
Issuances	0	0	0
Settlements	(16)	(100)	27
Gross Transfers into Level 3	146	70	90
Gross Transfers out of Level 3	(182)	(124)	(77)
Balance, ending	352	386	545
Non-U.S. sovereign debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	468	353	342
Gains (Losses) in Earnings	30	50	8
Gains (Losses) in OCI	0	0	0
Purchases	120	122	388
Sales	(34)	(18)	(359)
Issuances	0	0	0
Settlements	(19)	(36)	(5)
Gross Transfers into Level 3	11	2	0
Gross Transfers out of Level 3	(2)	(5)	(21)
Balance, ending	574	468	353
Mortgage trading loans and ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	4,631	4,935	3,689
Gains (Losses) in Earnings	199	53	215
Gains (Losses) in OCI	0	0	0
Purchases	1,643	2,514	2,574
Sales	(1,259)	(1,993)	(1,536)
Issuances	0	0	0
Settlements	(585)	(868)	(678)
Gross Transfers into Level 3	39	20	844
Gross Transfers out of Level 3	(2,605)	(30)	(173)
Balance, ending	2,063	4,631	4,935
Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	9,044	9,559	11,455
Gains (Losses) in Earnings	409	419	449
Gains (Losses) in OCI	0	0	0
Purchases	3,629	6,580	5,961
Sales	(2,323)	(5,296)	(6,722)
Issuances	0	59	0
Settlements	(1,558)	(1,655)	(1,733)
Gross Transfers into Level 3	1,471	982	1,370
Gross Transfers out of Level 3	(4,413)	(1,604)	(1,221)
Balance, ending	6,259	9,044	9,559
Agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning			37
Gains (Losses) in Earnings			0
Gains (Losses) in OCI			0
Purchases			0
Sales			0
Issuances			0
Settlements			(4)
Gross Transfers into Level 3			0
Gross Transfers out of Level 3			(33)
Balance, ending			0
Non-agency residential
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0		860
Gains (Losses) in Earnings	(2)		(69)
Gains (Losses) in OCI	0		19
Purchases	11		0
Sales	0		(306)
Issuances	0		0
Settlements	0		(2)
Gross Transfers into Level 3	270		0
Gross Transfers out of Level 3	0		(502)
Balance, ending	279		0
Commercial
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning		10	40
Gains (Losses) in Earnings		0	0
Gains (Losses) in OCI		0	0
Purchases		0	0
Sales		0	(24)
Issuances		0	0
Settlements		(10)	(6)
Gross Transfers into Level 3		0	0
Gross Transfers out of Level 3		0	0
Balance, ending		0	10
Non-U.S. securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	107	0
Gains (Losses) in Earnings	(7)	5
Gains (Losses) in OCI	(11)	2
Purchases	241	1
Sales	0	(1)
Issuances	0	0
Settlements	(147)	0
Gross Transfers into Level 3	0	100
Gross Transfers out of Level 3	(173)	0
Balance, ending	10	107
Corporate/Agency bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0	92	162
Gains (Losses) in Earnings	0	0	(2)
Gains (Losses) in OCI	0	4	0
Purchases	0	0	(2)
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	(39)
Gross Transfers into Level 3	93	0	0
Gross Transfers out of Level 3	(93)	(96)	(27)
Balance, ending	0	0	92
Other taxable securities, substantially all asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	3,847	3,928	4,265
Gains (Losses) in Earnings	9	9	23
Gains (Losses) in OCI	(8)	15	26
Purchases	154	1,055	3,196
Sales	0	0	(28)
Issuances	0	0	0
Settlements	(1,381)	(1,155)	(3,345)
Gross Transfers into Level 3	0	0	0
Gross Transfers out of Level 3	(954)	(5)	(209)
Balance, ending	1,667	3,847	3,928
Tax-exempt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	806	1,061	2,648
Gains (Losses) in Earnings	8	3	61
Gains (Losses) in OCI	0	19	20
Purchases	0	0	0
Sales	(16)	0	(133)
Issuances	0	0	0
Settlements	(235)	(109)	(1,535)
Gross Transfers into Level 3	36	0	0
Gross Transfers out of Level 3		(168)	0
Balance, ending	599	806	1,061
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	4,760	5,091	8,012
Gains (Losses) in Earnings	8	17	13
Gains (Losses) in OCI	(19)	40	65
Purchases	406	1,056	3,194
Sales	(16)	(1)	(491)
Issuances	0	0	0
Settlements	(1,763)	(1,274)	(4,931)
Gross Transfers into Level 3	399	100	0
Gross Transfers out of Level 3	(1,220)	(269)	(771)
Balance, ending	2,555	4,760	5,091
Loans and leases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	3,057	2,287	2,744
Gains (Losses) in Earnings	69	98	334
Gains (Losses) in OCI	0	0	0
Purchases	0	310	564
Sales	(3)	(128)	(1,520)
Issuances	699	1,252	0
Settlements	(1,591)	(757)	(274)
Gross Transfers into Level 3	25	19	450
Gross Transfers out of Level 3	(273)	(24)	(11)
Balance, ending	1,983	3,057	2,287
Mortgage servicing rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	5,042	5,716	7,378
Gains (Losses) in Earnings	(1,231)	1,941	(430)
Gains (Losses) in OCI	0	0	0
Purchases	0	0	0
Sales	(61)	(2,044)	(122)
Issuances	707	472	374
Settlements	(927)	(1,043)	(1,484)
Gross Transfers into Level 3	0	0	0
Gross Transfers out of Level 3	0	0	0
Balance, ending	3,530	5,042	5,716
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	929	2,733	3,387
Gains (Losses) in Earnings	45	62	352
Gains (Losses) in OCI	0	0	0
Purchases	59	8	794
Sales	(725)	(402)	(834)
Issuances	23	4	0
Settlements	(216)	(1,507)	(414)
Gross Transfers into Level 3	83	34	80
Gross Transfers out of Level 3	(25)	(3)	(632)
Balance, ending	173	929	2,733
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	1,669	3,129	4,235
Gains (Losses) in Earnings	(98)	(288)	(54)
Gains (Losses) in OCI	0	0	0
Purchases	0	46	109
Sales	(430)	(383)	(1,039)
Issuances	0	0	270
Settlements	(245)	(1,019)	(381)
Gross Transfers into Level 3	39	239	0
Gross Transfers out of Level 3	(24)	(55)	(11)
Balance, ending	$ 911	$ 1,669	$ 3,129